INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Expenses classified by nature and functions (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Expenses classified by nature and function
Amortization of intangible assets	$ 3,026,403	$ 2,747,206
Depreciation of property, plant and equipment	1,524,370	1,243,403
Depreciation of leased assets	760,728	837,199
Obsolescence	614,618	505,285
Production costs
Expenses classified by nature and function
Amortization of intangible assets	100,139	30,478
Analysis and storage		570
Commissions and royalties		134,592
Import and export expenses	49,057	67,228
Depreciation of property, plant and equipment	708,432	643,006
Depreciation of leased assets	163,503	339,378
Freight and haulage	707,583	643,877
Employee benefits and social securities	2,468,217	2,806,939
Maintenance	514,044	422,757
Energy and fuel	229,327	163,122
Supplies and materials	199,331	260,043
Mobility and travel	31,928	33,407
Share-based incentives	76,813	275,432
Professional fees and outsourced services	525,950	509,450
Office supplies and registrations fees	44,297	149,888
Insurance	59,825	27,024
Information technology expenses	11,572	18,361
Obsolescence	550,468	505,285
Taxes	47,130	70,819
Miscellaneous	16,275	21,599
Total	6,503,891	7,123,255
Selling, general and administrative expenses
Expenses classified by nature and function
Amortization of intangible assets	1,563,963	1,551,788
Analysis and storage	2,914	153,473
Commissions and royalties	811,802	794,058
Import and export expenses	420,520	120,345
Depreciation of property, plant and equipment	617,740	442,589
Depreciation of leased assets	580,889	497,821
Impairment of receivables	184,879	352,920
Freight and haulage	2,523,323	2,989,094
Employee benefits and social securities	10,040,415	10,238,931
Maintenance	796,348	568,155
Energy and fuel	23,523	16,397
Supplies and materials	872,326	831,454
Mobility and travel	1,170,011	1,348,563
Publicity and advertising	1,381,283	1,161,498
Contingencies	297,159	27,109
Share-based incentives	659,327	5,729,986
Professional fees and outsourced services	1,813,064	1,575,982
Professional fees related parties	44,638
Office supplies and registrations fees	347,914	370,770
Insurance	677,363	473,850
Information technology expenses	792,095	743,163
Obsolescence	64,150
Taxes	4,478,319	3,766,419
Miscellaneous	161	178,483
Total	30,164,126	33,932,848
Total
Expenses classified by nature and function
Amortization of intangible assets	1,664,102	1,582,266
Analysis and storage	2,914	154,043
Commissions and royalties	811,802	928,650
Import and export expenses	469,577	187,573
Depreciation of property, plant and equipment	1,326,172	1,085,595
Depreciation of leased assets	744,392	837,199
Impairment of receivables	184,879	352,920
Freight and haulage	3,230,906	3,632,971
Employee benefits and social securities	12,508,632	13,045,870
Maintenance	1,310,392	990,912
Energy and fuel	252,850	179,519
Supplies and materials	1,071,657	1,091,497
Mobility and travel	1,201,939	1,381,970
Publicity and advertising	1,381,283	1,161,498
Contingencies	297,159	27,109
Share-based incentives	736,140	6,005,418
Professional fees and outsourced services	2,339,014	2,085,432
Professional fees related parties	44,638
Office supplies and registrations fees	392,211	520,658
Insurance	737,188	500,874
Information technology expenses	803,667	761,524
Obsolescence	614,618	505,285
Taxes	4,525,449	3,837,238
Miscellaneous	16,436	200,082
Total	$ 36,668,017	$ 41,056,103